Acquisitions & Divestitures (Tables)	6 Months Ended
Jun. 30, 2025
Acquisitions And Divestitures [Abstract]
Summary of Provisional Assets and Liabilities	The fair value of the consideration transferred and the provisional fair value amounts of the assets acquired and liabilities assumed as of March 14, 2025 were as follows:

Consideration paid
Cash consideration	$210,752
Fair value of common shares issued(a)	253,270
LESS: Cash acquired	(18,259)
Total consideration	$445,763
Net assets acquired
Natural gas and oil properties	$1,116,987
Asset retirement obligations, asset portion	213,813
Property, plant and equipment	43,585
Restricted cash	62,048
Other non-current assets	28,861
Derivative financial instruments, net	4,830
Trade receivables, net	153,489
Other current assets	14,693
Asset retirement obligations, liability portion	(213,813)
Borrowings(b)	(719,927)
Other non-current liabilities	(38,231)
Trade and other payables	(40,332)
Other current liabilities	(180,240)
Net assets acquired	$445,763
(a)The fair value of the common shares issued was based on the closing price of the Group’s common shares on March 14, 2025 of $11.95.
(b)Includes previously outstanding balance on the Maverick credit facility of $201,533. This balance was paid in full upon the closing of the transaction.

Schedule of Impact of Reasonably Possible 10% Change in Assumption	The table below represents the impact a 10% change in the discount rate, commodity price, production and operating expense would have on the fair value of the acquired natural gas and oil properties provided this represents a reasonably possible change in these assumptions.

Adjusted fair value of natural gas and oil properties	+10%	-10%
Discount rate	(58,417)	65,961
Pricing(a)	278,045	(278,045)
Production	254,387	(254,372)
Operating expense	(105,990)	105,990
(a)The Group performed the sensitivity analysis for changes in pricing by evaluating a 10% change in the forward curve as of the acquisition date.

Summary of Provisional Assets and Liabilities	The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration(a)	$42,245
Total consideration	$42,245
Net assets acquired
Natural gas and oil properties	$42,471
Asset retirement obligations, asset portion	9,223
Property, plant and equipment	88
Trade receivables, net	1,538
Asset retirement obligations, liability portion	(9,223)
Other current liabilities	(1,852)
Net assets acquired	$42,245
(a)Includes deposit of $4,550 paid in December 2024.